Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable
Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2013 and 2012.

Percentage of accounts receivable outstanding (%) December 31, 2013
Eternal Electronic Material (Guangzhou) Co., Ltd.	39.0%

Percentage of accounts receivable outstanding (%) December 31, 2012
Eternal Electronic Material (Guangzhou) Co., Ltd.	29.5%
Kurz Production (M) SDN BHD MY	11.7%
Celplast Metallized Products Limited	10.6%
Leonhard Kurz Stiftung & Co. KG	10.4%

Percentage of Total Purchases From Vendors
The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2013, 2012 and 2011:

			Percentage of total purchases (%)
Supplier	Item	2013	2012	2011
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	56.7	36.4	43.8
Jiangyin Huaxing Compound Co., Ltd.	PET resin	4.1	16.5	11.0